Offerings - Offering: 1	Nov. 27, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	6,873,650
Proposed Maximum Offering Price per Unit	25.14
Maximum Aggregate Offering Price	$ 172,803,561.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,456.23
Offering Note	Consists of 6,873,650 shares of common stock registered pursuant to this prospectus supplement to be offered by the selling stockholder named herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. Separate consideration may or may not be received for shares of common stock that are issuable upon conversion, exercise, or exchange of other securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Registrant's common stock as reported on the New York Stock Exchange on November 21, 2024, which date is within five business days prior to the filing of this prospectus supplement.